Income Taxes - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards, subject to expiration	$ 800,000
Net operating loss carryforwards, subject to expiration period	2037
Income Tax Examination, Penalties and Interest Accrued	$ 0	$ 0
Federal
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	3,100,000
Tax credit carry forwards	$ 6,900,000
Tax credit carry forwards expiration	2034
Federal and State
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 216,500,000
Tax credit carry forwards	$ 6,900,000